PROPERTY, PLANT AND EQUIPMENT - Movements for materials and PP&E (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movements in impairment of materials and PP&E
Property, plant and equipment at beginning of year	$ 45,701
Property, plant and equipment at end of year	150,476	$ 45,701
Materials | Accumulated impairment
Movements in impairment of materials and PP&E
Property, plant and equipment at beginning of year	(184)	(153)
Additions	(175)	(31)
Property, plant and equipment at end of year	(359)	$ (184)
PP&E | Accumulated impairment
Movements in impairment of materials and PP&E
Additions	(333)
Property, plant and equipment at end of year	$ (333)